Right-of-use Assets and Lease Liabilities - Maturity Analysis (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments	$ 3,032		$ 1,325
Interest	1,570		836
Lease liabilities	1,462	$ 1,348	489
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments	205		69
Interest	96		48
Lease liabilities	109		21
After 1 year but no more than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments	653		242
Interest	352		175
Lease liabilities	301		67
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments	2,174		1,014
Interest	1,122		613
Lease liabilities	$ 1,052		$ 401